Work in Progress, Net - Summary of Work in Progress Grouped by Main Projects (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Work In Progress [Line Items]
Unbilled WorkIn Progress	S/ 186,433	S/ 72,574
Infrastructure [member]
Schedule Of Work In Progress [Line Items]
Unbilled WorkIn Progress		23,117
Infrastructure [member] | Road Operation And Maintenance [member]
Schedule Of Work In Progress [Line Items]
Unbilled WorkIn Progress		23,117
Engineering and construction [member]
Schedule Of Work In Progress [Line Items]
Unbilled WorkIn Progress	186,433	49,457
Engineering and construction [member] | Road Operation And Maintenance [member]
Schedule Of Work In Progress [Line Items]
Unbilled WorkIn Progress	97,561	19,531
Engineering and construction [member] | Talara Refinery [member]
Schedule Of Work In Progress [Line Items]
Unbilled WorkIn Progress	15,468	20,126
Engineering and construction [member] | North Concentrator Plant - Quellaveco [member]
Schedule Of Work In Progress [Line Items]
Unbilled WorkIn Progress	50,216	1,033
Engineering and construction [member] | Ground transport tunnel of Quellaveco [member]
Schedule Of Work In Progress [Line Items]
Unbilled WorkIn Progress	18,485
Engineering and construction [member] | Others [member]
Schedule Of Work In Progress [Line Items]
Unbilled WorkIn Progress	S/ 4,703	S/ 8,767